INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [abstract]
Goodwill at beginning of period	$ 394	$ 1,542
Addition		10
Translation adjustment	(45)	(74)
Goodwill at end of period	349	394	$ 1,542
Intangible assets and goodwill [abstract]
Balance at beginning of the period	1,960	3,244
Additions	101	632
Disposals		(7)
Amortization	(208)	(221)	(194)	[1]
Reclassification as held for sale		(1,377)
Impairment reversal		77
Transfer	5	0
Translation adjustment	(239)	(388)
Balance at end of the period	1,619	1,960	3,244
Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	1,334	1,202
Additions	4	526
Disposals		(5)
Amortization charge for the year	(131)	(139)
Reclassification as held for sale		(84)
Impairment reversal		75
Transfer	(1)	0
Translation adjustment	(180)	(241)
Intangible assets excl. goodwill at end of period	1,026	1,334	1,202
Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	169	350
Additions	92	74
Disposals		(2)
Amortization charge for the year	(67)	(71)
Reclassification as held for sale		(150)
Impairment reversal		2
Transfer	7	3
Translation adjustment	(8)	(37)
Intangible assets excl. goodwill at end of period	193	169	350
Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	7	14
Additions	0	1
Disposals		0
Amortization charge for the year	(3)	(3)
Reclassification as held for sale		(2)
Impairment reversal		0
Transfer	0	0
Translation adjustment	0	(3)
Intangible assets excl. goodwill at end of period	4	7	14
Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	54	100
Additions	0	2
Disposals		0
Amortization charge for the year	(6)	(8)
Reclassification as held for sale		(22)
Impairment reversal		0
Transfer	0	0
Translation adjustment	(6)	(18)
Intangible assets excl. goodwill at end of period	42	54	100
Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	2	36
Additions	5	19
Disposals		0
Amortization charge for the year	(1)	0
Reclassification as held for sale		(35)
Impairment reversal		0
Transfer	(1)	(3)
Translation adjustment	0	(15)
Intangible assets excl. goodwill at end of period	5	2	36
Goodwill
Goodwill [abstract]
Goodwill at beginning of period	394	1,542
Addition	0	10
Disposals		0
Amortization charge for the year	0	0
Reclassification as held for sale		(1,084)
Impairment reversal		0
Transfer	0	0
Translation adjustment	(45)	(74)
Goodwill at end of period	349	$ 394	$ 1,542
Cost
Intangible assets and goodwill [abstract]
Balance at end of the period	4,354
Cost | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	1,941
Cost | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	645
Cost | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	165
Cost | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	290
Cost | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	15
Cost | Goodwill
Goodwill [abstract]
Goodwill at end of period	1,298
Accumulated depreciation and impairment
Intangible assets and goodwill [abstract]
Balance at end of the period	(2,735)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(915)
Accumulated depreciation and impairment | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(452)
Accumulated depreciation and impairment | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(161)
Accumulated depreciation and impairment | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(248)
Accumulated depreciation and impairment | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(10)
Accumulated depreciation and impairment | Goodwill
Goodwill [abstract]
Goodwill at end of period	$ (949)

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10